Investment Strategy - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment strategy by constructing a portfolio of securities as described below. The Fund relies on the professional judgment of Atlas Asset Management, LLC (the “Adviser”) to make decisions about the Fund’s portfolio investments.

The Fund invests directly and indirectly in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) is invested in U.S. government securities and/or repurchase agreements that are collateralized fully by U.S. government securities. The Fund may also hold cash.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully by government securities. Government money market funds are not required to adopt a liquidity fee framework. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Tax Consequences” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a RIC and non-Puerto Rico Investors may suffer adverse consequences as a result.